Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Currenc Group Inc. is filing this registration statement on Form F-1 to amend the registration statement on Form S-1 filed on February 14, 2025, as amended on March 6, 2025 and June 30, 2025. The registrant has determined that it qualifies as a “foreign private issuer” as defined in Rule 405 of the Securities Act of 1933, as amended, and as defined in Rule 3b-4(c) under the Exchange Act, as amended, and has filed a Form 6-K on July 7, 2025 disclosing its status as a foreign private issuer.
Entity Registrant Name	CURRENC GROUP INC.
Entity Central Index Key	0001862935
Entity Tax Identification Number	98-1602649
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	410 North Bridge Road
Entity Address, City or Town	Spaces
Entity Address, Country	SG
City Area Code	+65
Local Phone Number	6407-7362
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	+1
Local Phone Number	800-221-0102
Contact Personnel Name	Cogency Global Inc.